Restructuring and related expenses (Details) - USD ($) $ in Millions	1 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
White Collar Productivity program
Restructuring and Related Cost
Term of program (in years)	2 years	2 years
Costs incurred			$ 370
Cumulative costs incurred up to December 31, 2015		$ 370	370
Total expected costs		852	852
Expenses			369
Liabilities associated with reorganization.
Expenses			369
Cash payments			(35)
Liability at end of period		334	334
White Collar Productivity program | Total cost of sales
Restructuring and Related Cost
Expenses			122
Liabilities associated with reorganization.
Expenses			122
White Collar Productivity program | Selling, general and administrative expenses;
Restructuring and Related Cost
Expenses			187
Liabilities associated with reorganization.
Expenses			187
White Collar Productivity program | Non-order related research and development expenses
Restructuring and Related Cost
Expenses			38
Liabilities associated with reorganization.
Expenses			38
White Collar Productivity program | Other income (expense), net.
Restructuring and Related Cost
Expenses			23
Liabilities associated with reorganization.
Expenses			23
White Collar Productivity program | Discrete Automation and Motion
Restructuring and Related Cost
Cumulative costs incurred up to December 31, 2015		45	45
Total expected costs		169	169
White Collar Productivity program | Low Voltage Products
Restructuring and Related Cost
Cumulative costs incurred up to December 31, 2015		60	60
Total expected costs		126	126
White Collar Productivity program | Process Automation
Restructuring and Related Cost
Cumulative costs incurred up to December 31, 2015		91	91
Total expected costs		137	137
White Collar Productivity program | Power Products
Restructuring and Related Cost
Cumulative costs incurred up to December 31, 2015		42	42
Total expected costs		155	155
White Collar Productivity program | Power Systems
Restructuring and Related Cost
Cumulative costs incurred up to December 31, 2015		46	46
Total expected costs		82	82
White Collar Productivity program | Corporate and Other
Restructuring and Related Cost
Cumulative costs incurred up to December 31, 2015		86	86
Total expected costs		183	183
White Collar Productivity program | Employee severance costs
Restructuring and Related Cost
Costs incurred			364
Expenses			364
Liabilities associated with reorganization.
Expenses			364
Cash payments			(34)
Liability at end of period		330	330
White Collar Productivity program | Estimated contract settlement, loss order and other costs
Restructuring and Related Cost
Costs incurred			5
Expenses			5
Liabilities associated with reorganization.
Expenses			5
Cash payments			(1)
Liability at end of period		$ 4	4
White Collar Productivity program | Inventory and long-lived asset impairments
Restructuring and Related Cost
Costs incurred			1
Other restructuring-related activities
Restructuring and Related Cost
Costs incurred			256	$ 235	$ 252
Other restructuring-related activities | Employee severance costs
Restructuring and Related Cost
Costs incurred			207	177	154
Other restructuring-related activities | Estimated contract settlement, loss order and other costs
Restructuring and Related Cost
Costs incurred			27	31	78
Other restructuring-related activities | Inventory and long-lived asset impairments
Restructuring and Related Cost
Costs incurred			$ 22	$ 27	$ 20